Related Party Transactions and Management Compensation	12 Months Ended
Apr. 30, 2019
Related Party Transactions And Management Compensation
Related Party Transactions and Management Compensation

Note 7 - Related Party Transactions and Management Compensation

The Company borrowed from a related party as described in note 5 and entered into a share subscription agreement for shares to our President and member of his family as described in note 6(ii).

During the years ended April 30, 2019 and 2018 management was not compensated.